Contract Acquisition Assets	12 Months Ended
Jun. 30, 2021
Contract Acquisition Assets [Abstract]
Contract Acquisition Assets
6.	CONTRACT ACQUISITION ASSETS
The following table provides a reconciliation of contract acquisition assets for the years ended June 30, 2021 and 2020:

	Years ended June 30,
	2021	2020

Balance, beginning of year	$13,344	$11,906
Contract acquisition costs incurred	12,160	10,032
Amortization	(10,980)	(8,594)

Balance, end of year	14,524	13,344
Less: current portion	(8,253)	(7,501)

	$6,271	$5,843